First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 109.7%
	Aerospace & Defense – 0.5%
$1,368,865	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.27%	02/01/28	$1,327,799
	Application Software – 21.3%
1,531,255	ConnectWise, LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	5.75%	09/30/28	1,485,792
5,131,191	Epicor Software Corp., First Lien Term Loan C, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.77%	07/30/27	4,971,919
82,668	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	5.37%	01/26/28	79,819
3,394,470	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	6.25%	10/01/27	3,311,746
6,264,649	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	6.52%	12/01/27	6,148,315
611,678	Hyland Software, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.75% Floor	8.77%	07/10/25	600,974
8,756,435	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	6.02%	07/01/24	8,634,458
717,221	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.27%	11/30/27	697,613
4,508,469	Internet Brands, Inc. (Web MD/MH Sub I., LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	6.27%	09/15/24	4,392,015
1,265,863	Internet Brands, Inc. (Web MD/MH Sub I., LLC), 2nd Lien Term Loan, 1 Mo. SOFR + 6.25%, 0.00% Floor	8.71%	02/23/29	1,211,431
8,488,027	Internet Brands, Inc. (Web MD/MH Sub I., LLC), Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.27%	09/13/24	8,266,150
280,595	ION Trading Technologies Limited, Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	7.00%	04/01/28	272,410
4,817,357	LogMeIn, Inc. (GoTo Group, Inc.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	7.12%	08/31/27	3,738,269
2,183,030	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.85%, 0.50% Floor	6.16%	02/28/29	2,065,692
991,002	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.92%	06/05/25	976,761
362,086	N-Able, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	6.07%	07/19/28	351,223
912,941	RealPage, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 0.75% Floor	9.02%	04/22/29	886,694
5,745,961	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.52%	04/24/28	5,520,087
7,787,799	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	5.27%	02/05/24	7,651,513
490,028	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.50% Floor	6.52%	06/04/28	469,633
215,665	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.28%	06/30/26	214,371
233,137	Ultimate Kronos Group (UKG, Inc.), 2021 Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	5.54%	05/03/26	225,518
				62,172,403
	Asset Management & Custody Banks – 2.3%
3,799,005	Edelman Financial Engines Center, LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	6.02%	04/07/28	3,638,915
3,248,900	Edelman Financial Engines Center, LLC, Term Loan Second Lien, 1 Mo. LIBOR + 6.75%, 0.00% Floor	9.27%	07/20/26	2,967,318
				6,606,233

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Auto Parts & Equipment – 0.3%
$547,253	Clarios Global LP (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.77%	04/30/26	$531,930
520,692	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	6.02%	01/31/28	472,705
				1,004,635
	Broadcasting – 3.4%
372,937	E.W. Scripps Company, Tranche B-3 Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	5.27%	01/07/28	367,142
3,101,009	iHeartCommunications, Inc., Second Amendment Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.77%	05/01/26	2,994,024
6,199,070	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.52%	05/01/26	5,983,218
21,120	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.27%	03/15/24	21,041
520,858	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.77%	03/15/26	508,024
				9,873,449
	Building Products – 0.1%
265,486	Hunter Douglas, Inc. (Solis), Term Loan B, 3 Mo. SOFR + 3.50%, 0.50% Floor	6.34%	02/28/29	231,371
	Cable & Satellite – 2.3%
4,660,042	Cablevision (aka CSC Holdings, LLC), March 2017 Term Loan B-1, 1 Mo. LIBOR + 2.25%, 0.00% Floor	4.64%	07/17/25	4,505,702
2,269,865	Radiate Holdco, LLC (Astound), Inc. Amendment No. 6 Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.77%	09/25/26	2,161,774
				6,667,476
	Casinos & Gaming – 1.7%
4,911,034	Golden Nugget, Inc. (Fertitta Entertainment, LLC), Initial Term Loan B, 1 Mo. SOFR + 4.00%, 0.50% Floor	6.46%	01/27/29	4,712,137
217,409	Scientific Games Holdings LP (Scientific Games Lottery), Initial Dollar Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	5.62%	04/04/29	209,106
				4,921,243
	Coal & Consumable Fuels – 0.0%
39,996	Arch Coal, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.27%	03/07/24	39,471
	Communications Equipment – 0.3%
857,272	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.77%	04/06/26	820,573
	Data Processing & Outsourced Services – 0.1%
200,711	Paysafe Holdings (US) Corp., Facility B1 Loan, 2 Mo. LIBOR + 2.75%, 0.50% Floor	5.27%	06/24/28	187,163
	Education Services – 0.5%
1,475,616	Ascensus Holdings, Inc. (Mercury), First Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.81%	08/02/28	1,422,125
	Electric Utilities – 2.4%
7,193,907	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.56%	06/23/25	7,045,568

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Electronic Equipment & Instruments – 0.7%
$1,371,489	Chamberlain Group, Inc. (Chariot), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	11/03/28	$1,302,914
872,355	Verifone Systems, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.00% Floor	7.00%	08/20/25	803,657
				2,106,571
	Environmental & Facilities Services – 0.7%
2,094,507	Packers Holdings, LLC (PSSI), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.63%	03/15/28	1,980,880
	Health Care Distributors – 0.4%
1,263,750	Huntsworth/UDG (Hunter Holdco 3 Limited), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	6.50%	08/19/28	1,235,316
	Health Care Equipment – 0.0%
86,616	Embecta Corp., Initial Term Loan, 3 Mo. SOFR + 3.00%, 0.50% Floor	5.05%	03/31/29	84,523
	Health Care Facilities – 0.3%
496,524	Ardent Health Services, Inc. (AHP Health Partners, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	08/24/28	476,817
368,358	WP CityMD Bidco., LLC (Summit Health), Second Amendment Refi TL, 3 Mo. LIBOR + 3.25%, 0.50% Floor	5.50%	12/23/28	358,894
				835,711
	Health Care Services – 8.5%
2,996,445	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.38%, 0.50% Floor	5.90%	12/23/27	2,756,190
2,518,347	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.27%	12/23/27	2,349,946
773,918	Aveanna Healthcare, LLC, 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.12%	07/15/28	664,927
181,341	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.12%	07/15/28	155,803
1,068,721	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.94%	03/05/26	1,032,919
3,297,947	CHG Healthcare Services, Inc, Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	4.75%	09/30/28	3,210,353
545,738	Envision Healthcare Corporation, First Out Facility, 3 Mo. SOFR + 7.88%, 1.00% Floor	10.53%	03/31/27	521,180
3,235,908	Envision Healthcare Corporation, Second Out Facility, 3 Mo. SOFR + 4.25%, 1.00% Floor	6.83%	03/31/27	1,617,954
1,520,615	Envision Healthcare Corporation, Third Out Facility, 3 Mo. SOFR + 3.75%, 1.00% Floor	6.33%	03/31/27	372,551
2,628,626	ExamWorks Group, Inc. (Electron Bidco), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.52%	10/29/28	2,558,810
1,995,359	Global Medical Response, Inc. (fka Air Medical), 2021 Refinancing Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.62%	10/02/25	1,821,383
859,900	Medical Solutions, LLC (Reverb), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	6.38%	10/31/28	837,328
1,428,095	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	11/30/27	1,388,380
1,452,072	Radnet Management, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.49%	04/22/28	1,407,900
190,962	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	7.27%	02/28/28	168,046

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$844,694	Sevita (National Mentor Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.28%	03/01/28	$713,766
1,048,471	Sevita (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	885,958
60,213	Sevita (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.01%	03/01/28	50,880
555,862	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.14%	08/31/26	538,591
1,775,446	U.S. Anesthesia Partners Intermediate Holdings, Inc., New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	6.62%	09/30/28	1,700,167
				24,753,032
	Health Care Supplies – 2.1%
6,355,083	Medline Borrower, LP (Mozart), Initial Dollar Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.77%	10/21/28	6,052,073
	Health Care Technology – 15.7%
4,687,283	athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan B, 1 Mo. SOFR + 3.50%, 0.50% Floor	5.80%	02/15/29	4,476,356
10,443,858	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	5.02%	03/01/24	10,369,915
3,902,659	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	6.77%	12/16/25	3,701,438
2,423,395	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	6.56%	08/01/26	2,363,319
997,500	FINThrive (MedAssets Software Intermediate Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.50% Floor	6.49%	12/17/28	958,847
2,272,294	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.77%	03/10/28	2,200,921
907,243	Navicure, Inc. (Waystar Technologies, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.52%	10/23/26	886,449
2,662,987	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	6.02%	07/25/26	2,547,147
10,976,000	Verscend Technologies, Inc. (Cotiviti), New Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	6.52%	08/27/25	10,882,265
7,667,143	Zelis Payments Buyer, Inc., New Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.00% Floor	5.87%	09/30/26	7,477,841
				45,864,498
	Hotels, Resorts & Cruise Lines – 0.2%
717,745	Alterra Mountain Company, Term Loan B-2, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	08/17/28	697,110
	Household Appliances – 0.2%
677,143	Traeger Grills (TGP Holdings III, LLC), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	5.77%	06/24/28	538,715
	Industrial Machinery – 0.3%
255,972	Filtration Group Corporation, 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	10/21/28	248,805
620,225	TK Elevator Newco GMBH (Vertical U.S. Newco, Inc.), New Term Loan B1 (USD), 6 Mo. LIBOR + 3.50%, 0.50% Floor	6.87%	07/31/27	601,233
				850,038

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Insurance Brokers – 14.9%
$4,521,602	Alliant Holdings I, LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.77%	05/10/25	$4,421,765
7,563,043	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.77%	05/09/25	7,404,673
2,553,733	Alliant Holdings I, LLC, TLB-4 New Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	5.88%	11/06/27	2,482,228
476,659	AssuredPartners, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	02/13/27	462,507
1,823,067	AssuredPartners, Inc., Incremental Term Loan 2022, 1 Mo. SOFR + 4.00%, 0.50% Floor	6.46%	02/13/27	1,771,219
6,462,040	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	6.02%	02/12/27	6,277,872
2,793,778	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.52%	01/27/27	2,705,467
35,901	HUB International Limited, Initial Term Loan B, 2 Mo. LIBOR + 3.00%, 0.00% Floor	5.55%	04/25/25	35,108
13,749,986	HUB International Limited, Initial Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.77%	04/25/25	13,446,386
965,501	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.78%-5.98%	04/25/25	949,715
454,908	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.56%	09/01/27	448,085
3,061,270	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	5.25%	05/15/24	3,022,362
				43,427,387
	Integrated Telecommunication Services – 2.6%
948,489	Frontier Communications Corp., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.06%	10/08/27	916,951
3,387,769	Numericable (Altice France SA or SFR), Term Loan B-11, 3 Mo. LIBOR + 2.75%, 0.00% Floor	5.56%	07/31/25	3,270,247
1,079,542	Zayo Group Holdings Inc., Incremental Term Loan B-2, 1 Mo. SOFR + 4.25%, 0.50% Floor	6.71%	03/09/27	1,012,265
2,651,385	Zayo Group Holdings Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.52%	03/09/27	2,411,117
				7,610,580
	Managed Health Care – 1.4%
4,237,451	Multiplan Inc (MPH), Term Loan B, 3 Mo. LIBOR + 4.25%, 0.50% Floor	7.32%	08/31/28	3,999,857
	Metal & Glass Containers – 0.5%
482,974	Altium Packaging, LLC (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	5.28%	02/03/28	466,978
1,137,090	PODS, LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.52%	03/31/28	1,098,713
				1,565,691
	Movies & Entertainment – 1.3%
599,310	Cineworld Group PLC (Crown), New Priority Term Loan, 6 Mo. LIBOR + 8.25%, 1.00% Floor	10.08%	05/23/24	634,520
1,124,325	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (d)	15.25%	05/23/24	1,292,445
3,120,518	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	4.00%	02/28/25	1,997,662
				3,924,627

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Office Services & Supplies – 0.1%
$416,332	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.74%	02/08/26	$404,050
	Paper Packaging – 3.2%
4,681,401	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	5.52%	08/04/27	4,564,366
1,602,506	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Term Loan B-2, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.77%	02/05/26	1,561,114
3,357,290	Pactiv LLC/Evergreen Packaging, LLC (fka Reynolds Group Holdings), Tranche B-3 U.S. Term Loan, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	09/20/28	3,261,372
				9,386,852
	Pharmaceuticals – 4.2%
141,247	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (e)	9.78%	09/30/25	135,127
975,000	Azurity Pharmaceuticals, Inc., Term Loan B, 3 Mo. LIBOR + 6.00%, 0.75% Floor	8.31%	09/20/27	867,750
2,365,282	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	05/05/28	2,317,125
4,225,839	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 3 Mo. LIBOR + 3.75%, 0.75% Floor	6.00%	10/02/26	4,064,750
5,157,034	Parexel International Corp. (Phoenix Newco), First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	5.77%	11/15/28	5,015,215
				12,399,967
	Research & Consulting Services – 2.0%
4,327,599	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	5.52%	10/31/26	4,208,590
978,272	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.06%	06/02/28	837,645
387,814	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	05/26/26	375,455
334,883	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.27%	08/10/25	327,348
				5,749,038
	Restaurants – 4.0%
639,311	1011778 B.C. Unlimited Liability Company (Restaurant Brands) (aka Burger King/Tim Horton’s), Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.27%	11/14/26	619,997
1,970,000	IRB Holding Corp. (Arby’s/Inspire Brands), New Term Loan B 2022, 1 Mo. SOFR + 3.15%, 0.75% Floor	5.44%	12/15/27	1,903,099
5,568,193	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	5.27%	02/05/25	5,445,248
3,890,000	Portillo’s Holdings, LLC, Term Loan B-3, 1 Mo. LIBOR + 5.50%, 1.00% Floor	8.02%	08/30/24	3,839,741
				11,808,085
	Security & Alarm Services – 0.2%
549,406	Garda World Security Corporation, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	7.24%	10/30/26	533,155

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Consumer Services – 0.8%
$928,758	Asurion, LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	5.77%	12/23/26	$849,154
1,698,479	Asurion, LLC, Second Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	7.77%	01/31/28	1,452,199
				2,301,353
	Specialized Finance – 0.8%
853,661	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	6.52%	01/08/27	832,320
1,415,263	WCG Purchaser Corp. (WIRB- Copernicus Group), Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	6.25%	01/08/27	1,379,881
				2,212,201
	Specialty Stores – 1.5%
225,371	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.27%	03/05/28	217,709
3,183,167	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	5.50%	03/03/28	3,081,719
1,077,349	Petsmart, Inc., Initial Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.27%	02/12/28	1,050,415
				4,349,843
	Systems Software – 7.0%
7,348,172	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.00%, 0.50% Floor	5.25%	09/19/24	7,278,364
1,462,693	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	7.75%	09/19/25	1,445,623
2,697,030	BMC Software Finance, Inc. (Boxer Parent), 2021 Replacement Dollar Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	6.27%	10/02/25	2,597,698
885,514	Idera, Inc., Initial Term Loan, 2 Mo. LIBOR + 3.75%, 0.75% Floor	6.13%	02/15/28	853,414
1,786,809	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	6.87%	06/13/24	1,668,219
1,585,004	Proofpoint, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	6.32%	08/31/28	1,522,793
3,093,307	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	5.17%	03/05/27	3,011,613
425,034	SS&C European Holdings, S.a.r.l, Term Loan B-3, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.27%	04/16/25	415,139
341,130	SS&C European Holdings, S.a.r.l, Term Loan B-4, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.27%	04/16/25	333,189
1,285,887	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. SOFR + 3.25%, 0.00% Floor	5.52%	03/15/26	1,256,157
				20,382,209
	Trading Companies & Distributors – 0.9%
2,640,095	SRS Distribution, Inc., 2021 Refinancing Term Loan, 3 Mo. LIBOR + 3.50%, 0.50% Floor	6.31%	06/04/28	2,547,691
113,599	SRS Distribution, Inc., 2022 Refinancing Term Loan, 3 Mo. SOFR + 3.50%, 0.50% Floor	6.18%	06/04/28	109,055
				2,656,746
	Total Senior Floating-Rate Loan Interests			320,029,617
	(Cost $329,769,537)

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 5.8%
	Application Software – 0.1%
$560,000	GoTo Group, Inc. (f)	5.50%	09/01/27	$407,800
	Broadcasting – 1.4%
118,000	iHeartCommunications, Inc. (f)	5.25%	08/15/27	106,065
2,043,000	Nexstar Media, Inc. (f)	5.63%	07/15/27	1,947,755
2,395,000	Sirius XM Radio, Inc. (f)	3.13%	09/01/26	2,136,053
				4,189,873
	Cable & Satellite – 2.9%
7,000,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (f)	5.13%	05/01/27	6,653,500
2,000,000	CSC Holdings, LLC (f)	7.50%	04/01/28	1,781,250
				8,434,750
	Casinos & Gaming – 0.2%
107,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Co., Inc. (f)	4.63%	01/15/29	93,243
572,000	VICI Properties, L.P. / VICI Note Co., Inc. (f)	4.25%	12/01/26	535,775
				629,018
	Health Care Services – 0.3%
376,000	DaVita, Inc. (f)	4.63%	06/01/30	303,158
226,000	DaVita, Inc. (f)	3.75%	02/15/31	166,686
324,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	289,658
				759,502
	Insurance Brokers – 0.1%
359,000	AmWINS Group, Inc. (f)	4.88%	06/30/29	312,925
	Integrated Telecommunication Services – 0.5%
1,531,000	Zayo Group Holdings, Inc. (f)	4.00%	03/01/27	1,307,191
	Systems Software – 0.3%
1,007,000	SS&C Technologies, Inc. (f)	5.50%	09/30/27	953,084
	Total Corporate Bonds and Notes			16,994,143
	(Cost $17,571,783)
FOREIGN CORPORATE BONDS AND NOTES (c) – 0.6%
	Environmental & Facilities Services – 0.6%
1,554,000	GFL Environmental, Inc. (f)	3.75%	08/01/25	1,470,263
305,000	GFL Environmental, Inc. (f)	4.00%	08/01/28	258,265
	Total Foreign Corporate Bonds and Notes			1,728,528
	(Cost $1,740,642)

Shares	Description	Value
COMMON STOCKS (c) – 0.3%
	Pharmaceuticals – 0.3%
150,392	Akorn, Inc. (g) (h)	902,352
	(Cost $1,724,086)
RIGHTS (c) – 0.1%
	Electric Utilities – 0.1%
106,607	Vistra Energy Corp., no expiration date (h) (i)	141,254
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (h) (i) (j) (k)	0

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Shares	Description	Value
RIGHTS (c) (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (h) (i) (j) (k)	$0
		0
	Total Rights	141,254
	(Cost $174,207)
WARRANTS (c) – 0.0%
	Movies & Entertainment – 0.0%
315,514	Cineworld Group PLC, expiring 11/23/25 (h) (i)	54,980
	(Cost $0)
MONEY MARKET FUNDS (c) – 2.7%
7,749,659	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.06% (l)	7,749,659
	(Cost $7,749,659)
	Total Investments – 119.2%	347,600,533
	(Cost $358,729,914)
	Outstanding Loans – (23.0)%	(67,000,000)
	Net Other Assets and Liabilities – 3.8%	11,098,872
	Net Assets – 100.0%	$291,699,405

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (June 1, 2022 to August 31, 2022), the Fund received a portion of the interest in cash and PIK interest with a principal value of $22,968 for Cineworld Group PLC (Crown).
(e)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (June 1, 2022 to August 31, 2022), this security paid all of its interest in cash.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2022, securities noted as such amounted to $18,722,671 or 6.4% of net assets.
(g)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).
(h)	Non-income producing security.
(i)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2022, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(l)	Rate shown reflects yield as of August 31, 2022.

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 320,029,617	$ —	$ 320,029,617	$ —
Corporate Bonds and Notes*	16,994,143	—	16,994,143	—
Foreign Corporate Bonds and Notes*	1,728,528	—	1,728,528	—
Common Stocks*	902,352	—	902,352	—
Rights:
Electric Utilities	141,254	—	141,254	—
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	54,980	—	54,980	—
Money Market Funds	7,749,659	7,749,659	—	—
Total Investments	$ 347,600,533	$ 7,749,659	$ 339,850,874	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)

Unfunded Loan Commitments
As of August 31, 2022, the Fund had the following unfunded loan commitments:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
athenahealth, Inc. (Minerva Merger Sub, Inc.), Term Loan	$ 794,455	$ 791,009	$ 758,704	$ (32,305)
Medical Solutions, LLC (Reverb), Term Loan	138,000	137,391	134,378	(3,013)
Traeger Grills (TGP Holdings III, LLC), Term Loan	89,286	88,913	71,033	(17,880)
Veritext Corporation (VT TopCo, Inc.), Term Loan	22,309	22,309	21,807	(502)
		$1,039,622	$985,922	$(53,700)

Restricted Securities
As of August 31, 2022, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/2020	150,392	$6.00	$1,724,086	$902,352	0.31%